Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	$ 27,948	$ 35,994	$ 31,743
Interest expense from financial instruments measured at amortized cost	(26,544)	(35,947)	(28,216)
Net interest income from financial instruments measured at fair value through profit or loss and other	6,343	7,061	3,770
Net interest income	7,747	7,108	7,297
Other net income from financial instruments measured at fair value through profit or loss	14,011	14,690	11,583
Fee and commission income	30,581	28,730	23,766
Fee and commission expense	(2,669)	(2,592)	(2,195)
Net fee and commission income	27,912	26,138	21,570
Other income	(96)	675	384
Total revenues	49,573	48,611	40,834
Credit loss expense / (release)	524	551	1,037
Personnel expenses	27,861	27,318	24,899
General and administrative expenses	8,807	10,124	10,156
Depreciation, amortization and impairment of non-financial assets	3,529	3,798	3,750
Operating expenses	40,197	41,239	38,806
Operating profit / (loss) before tax	8,853	6,821	28,255
Tax expense / (benefit)	1,056	1,675	873
Net profit / (loss)	7,797	5,146	27,382
Net profit / (loss) attributable to non-controlling interests	30	60	16
Net profit / (loss) attributable to shareholders for basic EPS	$ 7,767	$ 5,085	$ 27,366
Earnings per share
Basic	$ 2.46	$ 1.59	$ 8.68
Diluted	$ 2.36	$ 1.52	$ 8.30
Credit Suisse
Income Statement [Line Items]
Negative goodwill			$ 27,264